Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2015
2	Collection Period	9/1/2015	9/30/2015	30
3	Monthly Interest Period-Actual	9/15/2015	10/14/2015	30
4	Monthly Interest - Scheduled	9/15/2015	10/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	152,720,000.00	117,230,027.95	-	-	6,922,409.51	110,307,618.44	0.7222867
7	Class A-2b Notes	152,720,000.00	117,230,027.95	-	-	6,922,409.50	110,307,618.45	0.7222867
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	528,050,055.90	-	-	13,844,819.01	514,205,236.89
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	558,180,055.90	$0.00	$0.00	$13,844,819.01	544,335,236.89

	Overcollateralization
13	Exchange Note	83,702,679.54	67,368,975.37				65,984,493.47
14	Series 2014-A Notes	19,254,115.86	48,140,722.40				49,525,204.30

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	69,361.10	0.4541717	6,922,409.51	45.3274588	0.00
19	Class A-2b Notes	0.20655%	0.41655%	40,693.47	0.2664580	6,922,409.50	45.3274587	0.00
20	Class A-3 Notes		1.16000%	206,470.33	0.9666667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			407,858.23	0.5793935	13,844,819.01	19.6676123	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			449,286.98	0.6120492	13,844,819.01	18.8603526	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	606,320,778.30	593,860,441.19

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	659,844,934.66
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	533,559,558.11

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	11	50,661.93
30	Turn-in Ratio on Scheduled Terminations			54.55%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	35,145	673,689,753.67
32	Depreciation/Payments		(7,572,417.53)
33	Gross Credit Losses	(39)	(744,004.03)
34	Early Terminations — Regular	(2)	(32,476.85)
35	Scheduled Terminations — Returned	(45)	(733,408.42)
36	Payoff Units & Lease Reversals	(224)	(4,762,512.18)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,835	659,844,934.66

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	561,408.13

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,726.65)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	34,555	99.44%	654,646,095.91
46	31 - 60 Days Delinquent	164	0.47%	3,189,257.98
47	61 - 90 Days Delinquent	21	0.06%	434,172.26
48	91+ Days Delinquent	9	0.03%	113,373.31

49	Total	34,749	100.00%	658,382,899.46

50	Prepayment Speed (1 Month)				0.74%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	47	765,885.27
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(655,786.65)
53	Less: Excess Wear and Tear Received in Current Period		(2,259.81)
54	Less: Excess Mileage Received in Current Period		(72.00)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		107,766.81

56	Beginning Cumulative Net Residual Losses		95,968.31
57	Current Period Net Residual Losses		107,766.81

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		203,735.12

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.02%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	39	744,004.03
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(513,143.39)

62	Current Period Net Credit Losses/(Gains)		230,860.64

63	Beginning Cumulative Net Credit Losses		1,922,750.32
64	Current Period Net Credit Losses		230,860.64

65	Ending Cumulative Net Credit Losses		2,153,610.96

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.26%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

67	Lease Payments Received	10,625,698.42
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	630,156.26
69	Liquidation Proceeds, Recoveries & Expenses	475,097.16
70	Insurance Proceeds	38,046.23
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	27,962.20
72	Payoff Payments	5,326,639.03
73	All Other Payments Received	-

74	Collected Amounts	17,123,599.30

75	Investment Earnings on Collection Account	1,235.82

76	Total Collected Amounts, prior to Servicer Advances	17,124,835.12

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	17,124,835.12

DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	561,408.13
80	Interest on the Exchange Note - to the Trust Collection Account	833,691.07
81	Principal on the Exchange Note - to the Trust Collection Account	12,460,337.11
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,802,658.72
83	Remaining Funds Payable to Trust Collection Account	466,740.09

84	Total Distributions	17,124,835.12

G.	TRUST COLLECTION ACCOUNT

AVAILABLE FUNDS

85	Available Funds	16,563,426.99

86	Investment Earnings on Reserve Account	325.93

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	16,563,752.92

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	28,070.41
90	Class A Noteholders' Interest Distributable Amount	407,858.23
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,428.75
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	13,844,819.01
96	Remaining Funds Payable to Certificateholder	2,241,576.52

97	Total Distributions	16,563,752.92